Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000023754 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023754 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023754 | FR_01F0526A5
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023754 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023754 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023754 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023754 | FR_01F0506A9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023754 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.70%
C000023754 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023754 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023754 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023754 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023754 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023754 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023754 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.60%
C000023754 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023754 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.70%
C000023754 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	59.90%
C000023756 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023756 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023756 | FR_01F0526A5
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023756 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023756 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023756 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023756 | FR_01F0506A9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023756 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.70%
C000023756 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023756 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023756 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023756 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023756 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023756 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023756 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.60%
C000023756 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023756 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.70%
C000023756 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	59.90%
C000023757 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023757 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023757 | FR_01F0526A5
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023757 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023757 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023757 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023757 | FR_01F0506A9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023757 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.70%
C000023757 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023757 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023757 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023757 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023757 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023757 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023757 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.60%
C000023757 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023757 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.70%
C000023757 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	59.90%
C000211115 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000211115 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.20%
C000211115 | FR_01F0526A5
Holdings [Line Items]
Percent of Total Investments	4.00%
C000211115 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211115 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211115 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211115 | FR_01F0506A9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000211115 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.70%
C000211115 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000211115 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	1.40%
C000211115 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211115 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000211115 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211115 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.90%
C000211115 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.60%
C000211115 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.40%
C000211115 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.70%
C000211115 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	59.90%
C000023758 | Cash and cash equivalents
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000023758 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023758 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023758 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023758 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023758 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000023758 | A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023758 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023758 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000023758 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023758 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023758 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.10%
C000023758 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.00%
C000023758 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
C000023758 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000023758 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.30%
C000023758 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023758 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023758 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023760 | Cash and cash equivalents
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000023760 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023760 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023760 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023760 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023760 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000023760 | A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023760 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023760 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000023760 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023760 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023760 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.10%
C000023760 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.00%
C000023760 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
C000023760 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000023760 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.30%
C000023760 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023760 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023760 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023761 | Cash and cash equivalents
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000023761 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023761 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023761 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023761 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023761 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000023761 | A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023761 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023761 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000023761 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023761 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023761 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.10%
C000023761 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.00%
C000023761 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
C000023761 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000023761 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.30%
C000023761 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023761 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023761 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195930 | Cash and cash equivalents
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000195930 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195930 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195930 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195930 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195930 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000195930 | A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195930 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195930 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000195930 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000195930 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000195930 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.10%
C000195930 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.00%
C000195930 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
C000195930 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000195930 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.30%
C000195930 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195930 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.00%
C000195930 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023770 | FR_131582322
Holdings [Line Items]
Percent of Total Investments	28.90%
C000023770 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	11.10%
C000023770 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	7.50%
C000023770 | FR_131582314
Holdings [Line Items]
Percent of Total Investments	6.30%
C000023770 | FR_131582231
Holdings [Line Items]
Percent of Total Investments	6.10%
C000023770 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	4.70%
C000023770 | FR_13161X865
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023770 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023770 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023770 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023770 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000023770 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	10.80%
C000023770 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	25.40%
C000023770 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	63.80%
C000023771 | FR_131582322
Holdings [Line Items]
Percent of Total Investments	28.90%
C000023771 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	11.10%
C000023771 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	7.50%
C000023771 | FR_131582314
Holdings [Line Items]
Percent of Total Investments	6.30%
C000023771 | FR_131582231
Holdings [Line Items]
Percent of Total Investments	6.10%
C000023771 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	4.70%
C000023771 | FR_13161X865
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023771 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023771 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023771 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023771 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000023771 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	10.80%
C000023771 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	25.40%
C000023771 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	63.80%
C000170082 | FR_131582322
Holdings [Line Items]
Percent of Total Investments	28.90%
C000170082 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	11.10%
C000170082 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	7.50%
C000170082 | FR_131582314
Holdings [Line Items]
Percent of Total Investments	6.30%
C000170082 | FR_131582231
Holdings [Line Items]
Percent of Total Investments	6.10%
C000170082 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	4.70%
C000170082 | FR_13161X865
Holdings [Line Items]
Percent of Total Investments	3.80%
C000170082 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	3.60%
C000170082 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170082 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170082 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000170082 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	10.80%
C000170082 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	25.40%
C000170082 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	63.80%
C000235278 | FR_131582322
Holdings [Line Items]
Percent of Total Investments	28.90%
C000235278 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	11.10%
C000235278 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	7.50%
C000235278 | FR_131582314
Holdings [Line Items]
Percent of Total Investments	6.30%
C000235278 | FR_131582231
Holdings [Line Items]
Percent of Total Investments	6.10%
C000235278 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	4.70%
C000235278 | FR_13161X865
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235278 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	3.60%
C000235278 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	3.40%
C000235278 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	3.10%
C000235278 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000235278 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	10.80%
C000235278 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	25.40%
C000235278 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	63.80%
C000023762 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023762 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023762 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023762 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023762 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023762 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023762 | FR_78409V104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023762 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023762 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023762 | FR_92345Y106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023762 | SectorVenture Capital
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023762 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023762 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000023762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000023762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000023762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000023764 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023764 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023764 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023764 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023764 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023764 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023764 | FR_78409V104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023764 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023764 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023764 | FR_92345Y106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023764 | SectorVenture Capital
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023764 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023764 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023764 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000023764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000023764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000023764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000023765 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023765 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023765 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023765 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023765 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023765 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023765 | FR_78409V104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023765 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023765 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023765 | FR_92345Y106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023765 | SectorVenture Capital
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023765 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023765 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000023765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000023765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000023765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000195931 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.30%
C000195931 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195931 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195931 | FR_235851102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195931 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195931 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	4.60%
C000195931 | FR_78409V104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000195931 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195931 | FR_98978V103
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195931 | FR_92345Y106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195931 | SectorVenture Capital
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195931 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195931 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195931 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195931 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195931 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000195931 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000195931 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000195931 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000195931 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000195931 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000023774 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023774 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	19.60%
C000023774 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	9.70%
C000023774 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	9.50%
C000023774 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	8.60%
C000023774 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	7.90%
C000023774 | FR_13161Y848
Holdings [Line Items]
Percent of Total Investments	8.30%
C000023774 | FR_131582132
Holdings [Line Items]
Percent of Total Investments	6.30%
C000023774 | FR_131649717
Holdings [Line Items]
Percent of Total Investments	6.20%
C000023774 | FR_131649758
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023774 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000023774 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	30.60%
C000023774 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	60.00%
C000023774 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000023775 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023775 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	19.60%
C000023775 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	9.70%
C000023775 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	9.50%
C000023775 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	8.60%
C000023775 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	7.90%
C000023775 | FR_13161Y848
Holdings [Line Items]
Percent of Total Investments	8.30%
C000023775 | FR_131582132
Holdings [Line Items]
Percent of Total Investments	6.30%
C000023775 | FR_131649717
Holdings [Line Items]
Percent of Total Investments	6.20%
C000023775 | FR_131649758
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023775 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000023775 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	30.60%
C000023775 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	60.00%
C000023775 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099328 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099328 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	19.60%
C000099328 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	9.70%
C000099328 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	9.50%
C000099328 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	8.60%
C000099328 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	7.90%
C000099328 | FR_13161Y848
Holdings [Line Items]
Percent of Total Investments	8.30%
C000099328 | FR_131582132
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099328 | FR_131649717
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099328 | FR_131649758
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099328 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099328 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	30.60%
C000099328 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	60.00%
C000099328 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000235280 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	4.00%
C000235280 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	19.60%
C000235280 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	9.70%
C000235280 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	9.50%
C000235280 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	8.60%
C000235280 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	7.90%
C000235280 | FR_13161Y848
Holdings [Line Items]
Percent of Total Investments	8.30%
C000235280 | FR_131582132
Holdings [Line Items]
Percent of Total Investments	6.30%
C000235280 | FR_131649717
Holdings [Line Items]
Percent of Total Investments	6.20%
C000235280 | FR_131649758
Holdings [Line Items]
Percent of Total Investments	4.80%
C000235280 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000235280 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	30.60%
C000235280 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	60.00%
C000235280 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000023772 | FR_131582322
Holdings [Line Items]
Percent of Total Investments	9.00%
C000023772 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023772 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	14.30%
C000023772 | FR_131582314
Holdings [Line Items]
Percent of Total Investments	6.50%
C000023772 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	7.20%
C000023772 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	7.30%
C000023772 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	6.20%
C000023772 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023772 | FR_13161Y848
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023772 | FR_131582132
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023772 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000023772 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	20.80%
C000023772 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	45.30%
C000023772 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	33.70%
C000023773 | FR_131582322
Holdings [Line Items]
Percent of Total Investments	9.00%
C000023773 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023773 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	14.30%
C000023773 | FR_131582314
Holdings [Line Items]
Percent of Total Investments	6.50%
C000023773 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	7.20%
C000023773 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	7.30%
C000023773 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	6.20%
C000023773 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023773 | FR_13161Y848
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023773 | FR_131582132
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023773 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000023773 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	20.80%
C000023773 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	45.30%
C000023773 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	33.70%
C000099327 | FR_131582322
Holdings [Line Items]
Percent of Total Investments	9.00%
C000099327 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099327 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	14.30%
C000099327 | FR_131582314
Holdings [Line Items]
Percent of Total Investments	6.50%
C000099327 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	7.20%
C000099327 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	7.30%
C000099327 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099327 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099327 | FR_13161Y848
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099327 | FR_131582132
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099327 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000099327 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	20.80%
C000099327 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	45.30%
C000099327 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	33.70%
C000235279 | FR_131582322
Holdings [Line Items]
Percent of Total Investments	9.00%
C000235279 | FR_131582330
Holdings [Line Items]
Percent of Total Investments	4.10%
C000235279 | FR_131582298
Holdings [Line Items]
Percent of Total Investments	14.30%
C000235279 | FR_131582314
Holdings [Line Items]
Percent of Total Investments	6.50%
C000235279 | FR_131618464
Holdings [Line Items]
Percent of Total Investments	7.20%
C000235279 | FR_131618472
Holdings [Line Items]
Percent of Total Investments	7.30%
C000235279 | FR_131649741
Holdings [Line Items]
Percent of Total Investments	6.20%
C000235279 | FR_131582280
Holdings [Line Items]
Percent of Total Investments	5.00%
C000235279 | FR_13161Y848
Holdings [Line Items]
Percent of Total Investments	5.10%
C000235279 | FR_131582132
Holdings [Line Items]
Percent of Total Investments	5.40%
C000235279 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000235279 | AssetInternational and Global Equity Funds
Holdings [Line Items]
Percent of Total Investments	20.80%
C000235279 | AssetDomestic Equity Funds
Holdings [Line Items]
Percent of Total Investments	45.30%
C000235279 | AssetIncome Funds
Holdings [Line Items]
Percent of Total Investments	33.70%
C000235426 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235426 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000235426 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.90%
C000235426 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235426 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000235426 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000235426 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235426 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235426 | FR_770323103
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235426 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235426 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235426 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235426 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000235426 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000235426 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000235426 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235426 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000235426 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000235426 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235426 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000235426 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235427 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235427 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000235427 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.90%
C000235427 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235427 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000235427 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000235427 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235427 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235427 | FR_770323103
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235427 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235427 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000235427 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000235427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000235427 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235427 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000235427 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000235427 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235427 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000235427 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235428 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235428 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000235428 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.90%
C000235428 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235428 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000235428 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000235428 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235428 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235428 | FR_770323103
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235428 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235428 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235428 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235428 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000235428 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000235428 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000235428 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235428 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000235428 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000235428 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235428 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000235428 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235425 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235425 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000235425 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.90%
C000235425 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235425 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.50%
C000235425 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000235425 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235425 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235425 | FR_770323103
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235425 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235425 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235425 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235425 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000235425 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000235425 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000235425 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235425 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000235425 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000235425 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235425 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000235425 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%